Description of the business and summary of material accounting policy information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concesionaria [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela Aviacionn S.a [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela El Salvador S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Comercializadora [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Servicios Earhart Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Servicios Corporativos Volaris Sa De Cv [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Comercializadora V Frecuenta S. A.de C. V [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Viajes Vuela S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Guatemala Dispatch Service S.a [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso Irrevocable de Administracion numero F/745291 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso de Administracion numero CIB/3081 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso Irrevocable de Administracion numero CIB/3249 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banco Multiva S. A. Institucionde Banca Multiple Grupo Financiero Multiva Fideicomiso C I B 3853 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banco Multiva S. A. Institucionde Banca Multiple Grupo Financiero Multiva Fideicomiso C I B 3855 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banco Multiva S. A. Institucionde Banca Multiple Grupo Financiero Multiva Fideicomiso C I B 3866 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banco Multiva S. A. Institucionde Banca Multiple Grupo Financiero Multiva Fideicomiso C I B 3867 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Banco Multiva S. A. Institucionde Banca Multiple Grupo Financiero Multiva Fideicomiso C I B 3921 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bank Of Utah Trust N 503 V L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Bank Of Utah Trust N 504 V L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Bank Of Utah Trust N 508 V L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Bank Of Utah Trust N 522 V L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%